Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	SG BLOCKS, INC.
Entity Central Index Key	0001023994
Amendment Flag	false
Document Type	S-1
Document Period End Date	Sep 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company

Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 955,136	$ 1,038,661	$ 154,527
Short-term investments	39,069	0	0
Accounts receivable, net	181,769	189,235	285,241
Costs and estimated earnings in excess of billings on uncompleted contracts	0	0	14,036
Inventory	510,518	376,150	77,112
Prepaid expenses and other current assets	7,778	27,778	34,000
Total current assets	1,694,270	1,631,824	564,916
Equipment, net	8,689	4,412	3,790
Totals	1,702,959	1,636,236	568,706
Current liabilities:
Accounts payable and accrued expenses	429,351	620,457	464,882
Accrued compensation and related costs	0	140,310	0
Accrued interest	0	554	69,075
Related party accrued expenses	0	47,363	35,226
Short-term notes payable	10,000	51,247	265,000
Related party notes payable	0	0	84,224
Billings in excess of costs and estimated earnings on uncompleted contracts	0	1,800	84,078
Deferred revenue	598,494	221,951	89,190
Convertible promissory notes, net of discount of $90,989	0	0	569,011
Derivative conversion option liabilities	0	0	99,261
Warrant liabilities	161,460	112,349	0
Total current liabilities	1,199,305	1,196,031	1,759,947
Stockholders' equity (deficit):
Preferred stock, $0.01 par value, 1,000,000 shares authorized; 0 issued and outstanding at December 31, 2010 and 2009 and September 30, 2011	0	0	0
Common stock, $0.001 par value, 5,000,000 shares authorized; 1,541,000 issued and outstanding at December 31, 2010, 848,167 issued and outstanding at December 31, 2009 and 1,781,000 issued and outstanding at September 30, 2011	178	1,541	848
Additional paid-in capital	4,999,600	3,799,840	921,443
Accumulated deficit	(4,497,727)	(3,361,176)	(2,113,532)
Total stockholders' equity (deficit)	503,654	440,205	(1,191,241)
Totals	$ 1,702,959	$ 1,636,236	$ 568,706

Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement Of Financial Position [Abstract]
Discount related to convertible promissory notes	$ 0	$ 0	$ 90,989
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, shares issued	1,781,000	1,541,000	848,167
Common stock, shares outstanding	1,781,000	1,541,000	848,167

Statements of Operations (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenue:
SG block sales	$ 2,735,629	$ 935,901	$ 1,190,004	$ 284,460
Engineering services	6,740	116,248	181,312	95,795
Project management	79,244	485,864	545,249	98,085
Revenue, Net, Total	2,821,613	1,538,013	1,916,565	478,340
Cost of revenue:
SG block sales	2,370,930	622,804	803,453	200,330
Engineering services	2,111	63,729	104,369	39,412
Project management	44,041	361,472	431,337	49,951
Total Cost of revenue	2,417,082	1,048,005	1,339,159	289,693
Gross profit	404,531	490,008	577,406	188,647
Operating expenses:
Payroll and related expenses	697,305	704,207	963,075	172,537
General and administrative expenses	567,568	206,073	351,006	155,043
Marketing and business development expense	229,632	61,600	161,425	71,034
Pre-project expenses	56,748	9,383	35,758	8,170
Total	1,551,253	981,263	1,511,264	406,784
Operating loss	(1,146,722)	(491,255)	(933,858)	(218,137)
Other income (expense):
Interest expense	(2,520)	(146,388)	(396,155)	(81,083)
Interest income	69	35	37	101
Change in fair value of derivative liabilities	(49,111)	9,275	9,275	0
Cancellation of trade liabiliites and unpaid interest	61,733	41,982	73,057	0
Total	10,171	(95,096)	(313,786)	(80,982)
Net loss	$ (1,136,551)	$ (586,351)	$ (1,247,644)	$ (299,119)

Statements of Changes in Stockholders' Equity (Deficit) (USD $)	Total	.001 Par Value Common Stock	Additional Paid-In Capital	Accumulated Deficit
Beginning Balance at Dec. 31, 2008	$ (910,922)	$ 848	$ 902,643	$ (1,814,413)
Beginning Balance shares at Dec. 31, 2008	0	848,167	0	0
Capital contributed	18,800	0	18,800	0
Net loss	(299,119)	0	0	(299,119)
Balance at Dec. 31, 2009	(1,191,241)	848	921,443	(2,113,532)
Balance shares at Dec. 31, 2009	0	848,167	0	0
Issuance of common stock	160,000	65	159,935	0
Issuance of common stock, shares	0	65,048	0	0
Repurchase and retirement of common stock	(50,000)	(18)	(49,982)	0
Repurchase and retirement of common stock, shares	0	(17,749)	0	0
Stockholder loan conversion	95,000	34	94,966	0
Stockholder loan conversion, shares	0	33,559	0	0
Reclassification of derivative conversion options liabilities upon settlement of convertible notes	162,781	0	162,781	0
Shares issued upon settlement of convertible debt	96,600	19	96,581	0
Shares issued upon settlement of convertible debt, shares	0	19,320	0	0
Stock-based compensation	83,508	18	83,490	0
Stock-based compensation, shares	0	17,655	0	0
Stock issued in private offering, net of warrant liabilities in the amount of $112,349, and closing costs in the amount of $431,450	2,331,201	575	2,330,626	0
Stock issued in private offering, net of warrant liabilities in the amount of $112,349, and closing costs in the amount of $431,450, shares	0	575,000	0	0
Net loss	(1,247,644)	0	0	(1,247,644)
Balance at Dec. 31, 2010	440,205	1,541	3,799,840	(3,361,176)
Balance shares at Dec. 31, 2010	0	1,541,000	0	0
Issuance of common stock	1,200,000	240	1,199,760	0
Issuance of common stock, shares	0	240,000	0	0
Net loss	(1,136,551)	0	0	(1,136,551)
Balance at Sep. 30, 2011	$ 503,654	$ 1,781	$ 4,999,600	$ (4,497,727)
Balance shares at Sep. 30, 2011	0	1,781,000	0	0

Statements of Changes in Stockholders' Equity (Deficit) (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2010
Statement Of Stockholders Equity [Abstract]
Warrant liabilities related to stock issued in private offering	$ 112,349
Closing costs related to stock issued in private offering	$ 431,450

Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating expenses:
Net loss	$ (1,136,551)	$ (586,351)	$ (1,247,644)	$ (299,119)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation expense	1,532	903	1,412	923
Interest expense related to amortization and acceleration of debt discount	0	74,446	163,784	8,272
Interest expense related to shares issued upon settlement of convertible debt	0	0	96,600	0
Change in fair value of derivative liabilities	49,111	(9,275)	(9,275)	0
Stock-based compensation	0	83,508	83,508	0
Bad debts expense	15,653	0	28,362	6,000
Cancellation of trade liabilities and unpaid interest	61,733	41,982	73,057	0
Changes in operating assets and liabilities:
Accounts receivable	(8,187)	239,149	67,644	(253,031)
Costs and estimated earnings in excess of billings on uncompleted contracts	0	(22,273)	14,036	(14,036)
Inventory	(134,368)	20,171	(299,038)	(42,112)
Prepaid expenses and other current assets	20,000	18,975	6,222	0
Accounts payable and accrued expenses	(227,730)	83,661	82,518	(169,843)
Accrued compensation and related costs	(140,310)	0	140,310	(20,254)
Accrued interest	(554)	13,719	(68,521)	56,198
Billings in excess of costs and estimated earnings on uncompleted contracts on uncompleted contracts	(1,800)	(44,149)	(82,278)	11,254
Deferred revenue	376,543	(80,989)	132,761	89,190
Related party accrued expenses	(72,472)	(10,117)	12,137	(19,709)
Net cash provided by (used in) operating activities	(1,197,400)	(176,640)	(804,405)	(646,267)
Cash flows used in investing activities
Short-term investments	(39,069)	0	0	0
Purchase of equipment	(5,809)	(1,469)	(2,034)	(2,591)
Net cash used in investing activities	(44,878)	(1,469)	(2,034)	(2,591)
Cash flows from financing activities:
Cash - overdraft	0	0	0	(99,639)
Proceeds from convertible notes payable	0	95,000	95,000	660,000
Principal payments on convertible notes payable	0	0	(660,000)	0
Proceeds from short-term notes payable	0	0	41,247	60,000
Principal payments on short-term notes payable	(41,247)	(83,944)	(255,000)	(20,000)
Proceeds from related party notes payable	0	0	0	189,058
Principal payments on related party notes payable	0	(84,224)	(84,224)	(104,834)
Stockholder capital contributions	0	0	0	118,800
Proceeds from issuances of common stock	1,200,000	135,000	160,000	0
Purchase and retirement of common stock	0	0	(50,000)	0
Proceeds from issuance of common stock and warrants in private offering	0	0	2,443,550	0
Net cash provided by (used in) financing activities	1,158,753	61,832	1,690,573	803,385
Net increase (decrease) in cash	(83,525)	(116,277)	884,134	154,527
Cash and cash equivalents - beginning of year/period	1,038,661	154,527	154,527	0
Cash and cash equivalents - end of year/period	955,136	38,250	1,038,661	154,527
Cash paid during the year/period for:
Interest	0	10,881	129,033	14,505
Supplemental disclosure of non-cash information:
Conversion of debt to common stock	$ 0	$ 0	$ 95,000	$ 0

Description of Business	9 Months Ended
Sep. 30, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
1.	Description of Business

SG Blocks, LLC (a Missouri Limited Liability Company formed on January 23, 2007) began operations in 2007.  On October 25, 2010, SG Blocks, LLC completed a common control merger with SG Blocks, Inc. (a Delaware corporation incorporated on August 16, 2010), with SG Blocks, Inc. being the surviving Corporation (the “Company”).  In connection with the merger, all of the outstanding membership units were retroactively restated to shares of common stock.  The Company is a provider of code engineered cargo shipping containers modified for use in “green” construction.  The Company also provides engineering and project management services related to the use of modified containers in construction

Liquidity and Financial Condition	9 Months Ended
Sep. 30, 2011
Liquidity and Financial Condition [Abstract]
Liquidity and Financial Condition [Text Block]
2.	Liquidity and Financial Condition

Since inception, the Company has generated losses from operations and the Company anticipates it will continue to generate losses from operations for the foreseeable future. As of December 31, 2010 and 2009, the Company’s stockholders’ equity (deficit) was approximately $440,200 and ($1,191,200), respectively. Net cash used in operating activities was $646,267 and $804,405 for the years ended December 31, 2010 and 2009, respectively. Operations since inception have been funded with the proceeds from equity and debt financings and sales activity. As of December 31, 2010, the Company had cash and cash equivalents of $1,038,661. It is anticipated that existing capital resources will enable the Company to continue operations through at least October 1, 2012.

Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
3.	Summary of Significant Accounting Policies

Accounting estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period.  Significant areas which require the Company to make estimates include revenue recognition, stock-based compensation, derivatives and allowance for doubtful accounts.  Actual results could differ from those estimates.

Operating cycle – The length of the Company’s contracts varies, but is typically between one to two years. Assets and liabilities relating to long-term contracts are included in current assets and current liabilities in the accompanying balance sheets as they will be liquidated in the normal course of contract completion, which at times could exceed one year.

Revenue recognition – The Company accounts for its long-term contracts associated with the design, engineering, manufacture and project management of building projects and related services, using the percentage-of-completion accounting method. Under this method, revenue is recognized based on the extent of progress towards completion of the long-term contract.

Contract costs include all direct material and labor costs and those indirect costs related to contract performance. General and administrative costs, marketing and business development expenses and pre-project expenses are charged to expense as incurred. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined. Changes in job performance, job conditions and estimated profitability, including those arising from contract penalty provisions, and final contract settlements may result in revisions to costs and income and are recognized in the period in which the revisions are determined. An amount equal to contract costs attributable to claims is included in revenue when realization is probable and the amount can be reliably estimated.

The asset, “Costs and estimated earnings in excess of billing on uncompleted contracts,” represents revenue recognized in excess of amounts billed. The liability, “Billings in excess of costs and estimated earnings on uncompleted contracts,” represents billing in excess of revenue recognized.

The Company offers a one-year warranty on completed contracts.  The Company has not incurred any losses to date and nor does it anticipate incurring any losses for warranties that are currently outstanding.  Accordingly no warranty reserve is considered necessary for any of the periods presented.

The Company also supplies repurposed containers to its customers. In these cases, the Company serves as a supplier to its customers for standard and made to order products that it sells at fixed prices.  Revenue from these contracts is generally recognized when the products have been delivered to the customer, accepted by the customer and collection is reasonably assured.  Revenue is recognized upon completion of the following: an order for product is received from a customer; written approval for the payment schedule is received from the customer and the corresponding required deposit or payments are received; a common carrier signs documentation accepting responsibility for the unit as agent for the customer; and the unit is delivered to the customer’s shipping point.

Amounts billed to customers in a sales transaction for shipping and handling are classified as revenue.  Products sold are generally paid for based on schedules provided for in each individual customer contract including upfront deposits and progress payments as products are being manufactured.

Funds received in advance of meeting the criteria for revenue recognition are deferred and are recorded as revenue when they are earned.

Marketing expenses - Marketing expenses are expensed as incurred.

Cash and cash equivalents - The Company considers cash and cash equivalents to include all short-term, highly liquid investments that are readily convertible to known amounts of cash and have original maturities of three months or less.

Accounts receivable - Accounts receivable are receivables generated from sales to customers and progress billings on performance type contracts.  Amounts included in accounts receivable are deemed to be collectible within the Company’s operating cycle.  Management provides an allowance for doubtful accounts based on the Company’s historical losses, specific customer circumstances, and general economic conditions.  Periodically, management reviews accounts receivable and adjusts the allowance based on current circumstances and charges off uncollectible receivables when all attempts to collect have been exhausted and the prospects for recovery are remote.

The Company has a factoring agreement in place as of December 31, 2010 and 2009 and September 30, 2011. The agreement provides for the Company to receive an advance of 75% of any accounts receivable of which it factors. The factoring agreement also provides for discount fees ranging from 2.5% to 7.5% of the face value of any accounts receivable factored. The factoring agreement is with recourse except in an instance where the customer is insolvent. For years ended December 31, 2010 and 2009 and for the nine months ended September 30, 2011, there has been no activity with regard to this agreement.

Inventory - Raw construction materials (primarily shipping containers) are valued at the lower of costs (first-in, first-out method) or market.  Finished goods and work-in-process inventories are valued at the lower of costs or market, using the specific identification method.

Equipment - Equipment is stated at cost.  Depreciation is computed using the straight-line method over the estimated lives of each asset.  Estimated useful lives for significant classes of assets are as follows: computer and software 3 to 5 years and equipment 5 years. Repairs and maintenance are charged to expense when incurred.

Convertible instruments - The Company accounts for hybrid contracts such as convertible notes that feature conversion options in accordance with applicable generally accepted accounting principles (“GAAP”). Accounting Standards Codification (“ASC”) 815 “Derivatives and Hedging Activities,” (“ASC 815”) requires companies to bifurcate conversion options from their host instruments and account for them as free standing derivative financial instruments according to certain criteria. The criteria includes circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument.

Conversion options that contain variable settlement features such as provisions to adjust the conversion price upon subsequent issuances of equity or equity linked securities at exercise prices more favorable than that featured in the hybrid contract generally result in their bifurcation from the host instrument.

The Company accounts for convertible instruments, when the Company has determined that the embedded conversion options should not be bifurcated from their host instruments, in accordance with ASC 470-20 “Debt with Conversion and Other Options” (“ASC 470-20”). Under ASC 470-20 the Company records, when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. The Company accounts for convertible instruments (when the Company has determined that the embedded conversion options should be bifurcated from their host instruments) in accordance with ASC 815.  Under ASC 815, a portion of the proceeds received upon the issuance of the hybrid contract are allocated to the fair value of the derivative. The derivative is subsequently marked to market at each reporting date based on current fair value, with the changes in fair value reporting in results of operations.

Common stock purchase warrants and other derivative financial instruments – The Company classifies as equity any contracts that (i) require physical settlement or net-share settlement or (ii) provides a choice of net-cash settlement or settlement in the Company’s own shares (physical settlement or net-share settlement) providing that such contracts are indexed to the Company's own stock as defined in ASC 815-40 "Contracts in Entity's Own Equity". The Company classifies as assets or liabilities any contracts that (i) require net-cash settlement (including a requirement to net cash settle the contract if an event occurs and if that event is outside the Company’s control) or (ii) gives the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement).  The Company assesses classification of common stock purchase warrants and other free standing derivatives at each reporting date to determine whether a change in classification between assets and liabilities or equity is required.

The Company’s free standing derivatives consist of warrants to purchase common stock that were issued to a placement agent involved with the private offering memorandum as described in Note 14.  The Company reevaluated the common stock purchase warrants to assess their proper classification in the balance sheet as of December 31, 2010 and determined that the common stock purchase warrants feature a characteristic permitting cash settlement at the option of the holder. Accordingly, these instruments have been classified as derivative liabilities in the accompanying balance sheets as of December 31, 2010 and September 30, 2011.

Fair value measurements – Financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities are carried at cost, which the Company believes approximates fair value due to the short-term nature of these instruments.

The Company measures the fair value of financial assets and liabilities based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company maximized the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. The Company uses three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities
Level 2	Quoted prices for similar assets and liabilities in active markets or inputs that are observable.
Level 3	Inputs that are observable (for example, cash flow modeling inputs based on assumptions).

Financial liabilities measured at fair value on a recurring basis are summarized below:

	December 31, 2009	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative Conversion Option Liabilities	$99,261	$-	$-	$99,261

	December 31, 2010	Quoted prices in active market for identical assets (Level l)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Warrant Liabilities	$112,349	$-	$-	$112,349

	September 30, 2011	Quoted prices in active market for identical assets (Level l)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Warrant Liabilities	$161,460	$-	$-	$161,460

The derivative conversion option liabilities and warrant liabilities are measured at fair value using the lattice pricing model and are classified within Level 3 of the valuation hierarchy.

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities that are measured at fair value on a recurring basis:

	December 31, 2010	December 31, 2009	September 30, 2011
Beginning balance	$99,261	$-	$112,349
Aggregate fair value of conversion option liabilities and warrants issued	185,144	99,261	-
Change in fair value of conversion option liabilities and warrants	(9,275)	-	49,111
Settlement of conversion option liabilities included in additional paid in capital	(162,781)	-	-

Ending balance	$112,349	$99,261	$161,460

The significant assumptions and valuation methods that the Company used to determine fair value and the change in fair value of the Company’s derivative financial instruments are discussed in Note 8 and 14 (disclosure of convertible promissory notes and warrants).

In accordance with the provisions of ASC 815, the Company presented the conversion option liability and warrant liabilities at fair value on its balance sheet, with the corresponding changes in fair value recorded in the Company’s statement of operations for the applicable reporting periods. As disclosed in Note 8 and Note 14, the Company computed the fair value of the derivative liability at the date of issuance and the reporting dates of December 31, 2009 and 2010 using both the Black-Scholes option pricing and lattice pricing methods. The value calculated using the lattice pricing method is within 1% of the value determined under the Black-Scholes method.

The Company developed the assumptions that were used as follows: The fair value of the Company’s common stock was obtained from valuation models developed by the Company. The results of the valuation were accessed for reasonableness by comparing such amount to sales of other equity and equity linked securities to unrelated parties for cash and intervening events affected in the price of the Company’s stock. The term represents the remaining contractual term of the derivative; the volatility rate was developed based on analysis of the Company’s historical stock price volatility and the historical volatility rates of several other similarly situated companies (using a number of observations that was at least equal to or exceeded the number of observations in the life of the derivative financial instrument at issue); the risk free interest rates were obtained from publicly available US Treasury yield curve rates; the dividend yield is zero because the Company has not paid dividends and does not expect to pay dividends in the foreseeable future.

Share-based payments – The Company accounts for share based payments in accordance with ASC 718 “Compensation - Stock Compensation” which results in the recognition of expense under applicable GAAP and requires measurement of compensation cost for all share based payment awards at fair value on the date of grant and recognition of compensation expense over the service period for awards expected to vest. The fair value of restricted stock is determined based on the number of shares granted and the fair value of our common stock on date of grant. The recognized expense is net of expected forfeitures.

Income taxes - The Company accounts for income taxes pursuant to ASC 740, “Income Taxes”, and provides for income taxes utilizing the asset and liability approach.  Under this approach, deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid.  The provision for income taxes generally represents income taxes paid or payable for the current year plus the change in deferred taxes during the year.  Deferred taxes result from the differences between the financial and tax bases of the Company’s assets and liabilities and are adjusted for changes in tax rates and tax laws when changes are enacted.

The calculation of tax liabilities involves dealing with uncertainties in the application of complex tax regulations.  The Company recognizes liabilities for anticipated tax audit issues based on the Company’s estimate of whether, and the extent to which, additional taxes will be due.  If payment of these amounts ultimately proves to be unnecessary, the reversal of the liabilities would result in tax benefits being recognized in the period when the liabilities are no longer determined to be necessary.  If the estimate of tax liabilities proves to be less than the ultimate assessment, a further charge to expense would result.

As a result of the merger, described in Note 1, beginning on October 25, 2010, the Company’s results of operations are taxed as a C Corporation. Prior to the merger, the Company’s operations were organized as a limited liability company, whereby the Company elected to be taxed as a partnership and the income or loss was required to be reported by each respective member on their separate income tax returns. Therefore, no provision for income taxes has been provided in the accompanying financial statements for periods prior to October 25, 2010.

This change in tax status to a taxable entity resulted in the recognition of deferred tax assets and liabilities based on the expected tax consequences of temporary differences between the book and tax basis of the Company’s assets and liabilities as of December 31, 2010.

The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax liabilities and assets are determined based on the difference between the financial statement basis and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The Company estimates the degree to which tax assets and credit carryforwards will result in a benefit based on expected profitability by tax jurisdiction. A valuation allowance for such tax assets and loss carryforwards is provided when it is determined to be more likely than not that the benefit of such deferred tax asset will not be realized in future periods.  If it becomes more likely than not that a tax asset will be used, the related valuation allowance on such assets would be reduced.

Concentrations of credit risk - Financial instruments, which potentially subject the Company to concentration of credit risk, consist principally of cash and cash equivalents. The Company places its cash with high credit quality institutions. At times, such amounts may be in excess of the FDIC insurance limits.  The Company has not experienced any losses in such account and believes that it is not exposed to any significant credit risk on the account.

With respect to receivables, concentrations of credit risk are limited to a few customers in the construction industry.  The Company performs ongoing credit evaluations of its customers’ financial condition and, generally, requires no collateral from its customers other than normal lien rights.  At December 31, 2010 and 2009, 54% and 67%, respectively, of the Company’s accounts receivable were due from one customer. That customer’s balance has subsequently been received in full. At September 30, 2011, 60% of the Company’s accounts receivables were due from one customer.

Revenues relating to three, two and three customers, respectively, represented approximately 96%, 68% and 87% of the Company’s total revenues for the years ended December 31, 2010 and 2009, and for the nine months ended September 30, 2011, respectively.

Costs of revenue relating to one vendor represented approximately 60%, 77% and 90% of the Company’s total cost of revenue for the years ended December 31, 2010 and 2009 and for the nine months ended September 30, 2011. The Company believes it would be able to use other vendors at reasonable comparable terms if needed.

Accounts Receivable	9 Months Ended
Sep. 30, 2011
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
4.	Accounts Receivable

At December 31, 2010 and 2009 and September 30, 2011, the Company’s accounts receivable consisted of the following:

	2010	2009	2011
SG block sales	$120,318	$193,248	$138,575
Engineering services	33,317	17,512	33,317
Project management	69,962	80,481	59,892
Total gross receivables	223,597	291,241	231,784
Less: allowance for doubtful accounts	(34,362)	(6,000)	(50,015)
Total net receivables	$189,235	$285,241	$181,769

Costs and Estimated Earnings on Uncompleted Contracts	9 Months Ended
Sep. 30, 2011
Costs and Estimated Earnings On Uncompleted Contracts [Abstract]
Costs and Estimated Earnings On Uncompleted Contracts [Text Block]
5.	Costs and Estimated Earnings on Uncompleted Contracts

Costs and estimated earnings on uncompleted contracts consist of the following at December 31, 2010 and 2009 and September 30, 2011:

	2010	2009	2011
Costs incurred on uncompleted contracts	$-	$91,764	$-
Estimated earnings	-	110,181	-
	-	201,945	-
Less: billings to date	(1,800)	(271,987)	-

	$(1,800)	$(70,042)	$-

   The above amounts are included in the accompanying balance sheets under the following captions at December 31, 2010 and 2009 and September 30, 2011.

	2010	2009	2011
Costs and estimated earnings in excess of billings on uncompleted contracts	$-	$14,036	$-
Billings in excess of cost and estimated earnings on uncompleted contracts	(1,800)	(84,078)	-
	$(1,800)	$(70,042)	$-

Although management believes it has established adequate procedures for estimating costs to complete on open contracts, it is at least reasonably possible that additional significant costs could occur on contracts prior to completion. The Company periodically evaluates and revises its estimates and makes adjustments when they are considered necessary.

Inventory	9 Months Ended
Sep. 30, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
6.	Inventory

At December 31, 2010 and 2009 and September 30, 2011, the Company’s inventory consisted of the following:

	2010	2009	2011
Work in process	$376,150	$77,112	$510,518
	$376,150	$77,112	$510,518

Equipment	9 Months Ended
Sep. 30, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
7.	Equipment

At December 31, 2010 and 2009 and September 30, 2011, the Company’s equipment consisted of the following:

	2010	2009	2011
Computer equipment and software	$5,416	$3,382	$11,225
Furniture and other equipment	2,155	2,155	2,155
	7,571	5,537	13,380
Less: accumulated depreciation	(3,159)	(1,747)	(4,691)
	$4,412	$3,790	$8,689

Depreciation expense for the years ended December 31, 2010 and 2009 and for the nine months ended September 30, 2011 and 2010 amounted to $1,412, $923, $1,532 and $903, respectively.

Convertible Promissory Notes	9 Months Ended
Sep. 30, 2011
Convertible Promissory Notes [Abstract]
Convertible Promissory Notes [Text Block]
8.	Convertible Promissory Notes

Convertible promissory notes consisted of the following:

	December 31,	December 31,	September 30,
Description	2010	2009	2011

Convertible promissory note to Plaza Construction Corporation with a face amount of $500,000 (and a net related discount of $90,989), at 5% per annum, compounded monthly (A)	$-	$409,011	$-

Convertible promissory note to The Stahmer Family Trust with a face amount of $60,000, at 24% per annum, compounded annually (B)	-	60,000	-

Convertible promissory note to The Stahmer Family Trust with a face amount of $50,000, at 24% per annum, compounded annually (B)	-	50,000	-

Convertible promissory note to William LaBahn with a face amount of $50,000, at 24% per annum, compounded annually (B)	-	50,000	-

Convertible promissory notes to certain partners and associates of Olshan Grundman Frome Rosenweig & Wolosky, LLP with a total face amount of $65,000, at 1% per annum, compounded annually (C)	-	-	-

Convertible promissory note to Christopher Melton with a face amount of $30,000, at 1% per annum, compounded annually (C)	-	-	-

Total convertible promissory notes	$-	$569,011	$-

(A)         On November 25, 2009, the Company issued a convertible promissory note to Plaza Construction Corporation (“Plaza”) in exchange for $500,000.  The note and all accrued and unpaid interest was due on November 25, 2010, bore interest at an annual rate of 5% per annum, compounded monthly and was guaranteed by a stockholder of the Company. Plaza had the right to convert any unpaid principal and interest on this note, at any time, into a fixed percentage of the then outstanding shares of common stock. The conversion price was subject to an adjustment in the event that the Company subsequently issues equity securities or equity linked securities at a price more favorable than the exercise price of the conversion option embedded in the note.  The Company bifurcated the derivative from its debt host in accordance with ASC 815. The issuance date fair value of the derivative amounted to $99,261. Consequently, the Company recorded a discount of $99,261 on the note, which was amortized over the term of the note, using the effective interest method.  During the years ended December 31, 2010 and 2009, $90,989 and $8,272, respectively, of the discount has been charged to interest expense. Amortization of the discount for the nine months ended September 30, 2010 amounted to $74,446.

The significant assumptions which the Company used to measure the fair value at November 29, 2009 (issuance date) and December 31, 2009 of conversion option liability was as follows:

Stock price	$4.73
Term	1 year
Volatility	50%
Risk-free interest rate	2.01%
Current equity value	$4,000,000
Dividend yield	0.00
Return	0.47%
Up Ratio	1.144
Down Ratio	0.857
Up Transition Probability	0.5001

The difference in fair value at the issuance date of November 25, 2009 and December 31, 2009 was insignificant. The Company estimated the fair value of this derivative using the lattice valuation model.  The fair value of this conversion liability at the settlement date (October 29, 2010) was $89,986 and at December 31, 2009 was $99,261. The difference in fair value at September 30, 2010 and the settlement date was insignificant. The fair value of this conversion liability at the settlement date was calculated based on the potential converted value over principal and interest that Plaza received upon settlement of the note. The conversion option liability was reclassified into equity upon settlement of the convertible note.

On October 29, 2010, Plaza received $523,014 for both principal and interest as part of the proceeds from the private offering. As a result of the Company retiring the note prior to maturity, Plaza also received 2% of all outstanding shares of the Company. At such time there were 966,000 shares of common stock outstanding, and therefore, Plaza received 19,320 shares of common stock with a fair value of $96,600. In addition, the Company owes Plaza a cash obligation fee of $50,000 which is included in interest expense for the year ended December 31, 2010 and consequently is included in accounts payable and accrued expenses as of December 31, 2010 and September 30, 2011.

(B)         As part of a maximum loan facility of $310,000, during May and June of 2009, the Company issued three convertible notes; two notes were issued to The Stahmer Family Trust (“Stahmer Trust”) in the amounts of $60,000 and $50,000, and one note was issued to William LeBahn (“LeBahn”) in the amount of $50,000.  The notes had original maturity dates ranging from May 28 to June 19, 2010, bore interest at an annual rate of 24% per annum, and were convertible into a fixed percentage of the then outstanding shares of common stock of the Company.  The fair value of this conversion option liability was de minims.  In the event of a default, as outlined in the underlying agreements, the entire unpaid balances of the notes were convertible into common stock of the Company. The entire principal amounts outstanding on all three notes, were repaid during 2010.

As a result of settlement agreements with Stahmer Trust and LeBahn, during 2010, unpaid interest totaling $13,749 was forgiven, and is included as other income on the accompanying statements of operations for the year ended December 31, 2010.  Also, unpaid interest totaling $41,247 on the notes, were included into new notes payable agreements, as disclosed in Note 9.

(C)         In August 2010, the Company issued three convertible promissory notes to certain partners and associates of Olshan Grundman Frome Rosenzqeig & Wolosky, LLP (“OGFRW, LLP”) in the aggregate principal amount of $65,000 and also issued one convertible promissory note to Christopher Melton in the principal amount of $30,000. The OGFRW, LLP notes had an original maturity date of February 5, 2011 and the note to Christopher Melton had an original maturity date of August 3, 2011. All of these notes bore interest at an annual rate of 1% per annum, and were convertible into a fixed percentage of the then outstanding shares of common stock of the Company. The fair value of these conversion option liabilities were determined to be $72,795 utilizing the Black-Scholes method.  For the year ended December 31, 2010, $72,795 for the amount of the discount on the notes is included as a component of interest expense in the accompanying statements of operations. In 2010 in conjunction with the private offering memorandum, these notes were converted into 33,559 shares of the Company’s common stock based upon the contractual terms of the conversion option. The conversion option liability was reclassified into equity upon settlement of the convertible notes.

The significant assumptions which the Company used to measure the fair value at the issuance date of conversion option liability is as follows:

Stock price	$5.00
Term	0.5 to 1 year
Volatility	50%
Risk-free interest rate	2.01%
Dividend yield	0.00
Exercise price	$2.78 to 3.11

Interest expense for convertible promissory notes amounted to $54,011, $24,183 and $47,284 for the years ended December 31, 2010 and 2009 and for the nine months ended September 30, 2010, respectively.

Short-Term Notes Payable	9 Months Ended
Sep. 30, 2011
Short-Term Notes Payable [Abstract]
Short-Term Notes Payable [Text Block]
9.	Short-Term Notes Payable

Other short-term notes payable consisted of the following:

	December 31,	December 31,	September 30,
Description	2010	2009	2011
Promissory note to Mike Labadie, with a face amount of $75,000, at 15% per annum (A)	$-	$55,000	$-

Promissory note to Roger Hackett, with a face amount of $50,000, at 7% per annum (B)	-	50,000	-

Promissory note to Stahmer Trust, with a face amount of $28,425, at 10% per annum (C)	28,425	-	-

Promissory note to LaBahn, with a face amount of $12,822, at 10% per annum (D)	12,822	-	-

Promissory notes to Labadie and Martha Labadie, with a total face amount of $150,000, at 12.5% per annum (E)	-	150,000	-

Promissory note to James Southard, with a total face amount of $10,000 (F)	10,000	10,000	10,000

Total other short-term notes payable	$51,247	$265,000	$10,000

(A)         During 2008, the Company received an advance totaling $75,000 from Mike Labadie (“Labadie”) and was due on demand.  The note bore interest at the rate of 15% per annum.  The note was guaranteed by a related party.  During 2010 the Company settled outstanding interest on this loan by negotiating forgiveness of $11,326 of accrued interest (See Note 17) and repaying the remaining interest and outstanding principal in full.

(B)         On March 3, 2009, the Company issued a $50,000 promissory note to Roger Hackett. The note and unpaid interest had an original maturity date of March 3, 2010, and bore interest at an annual rate of 7% per annum.  The note was repaid in 2010.

(C)         During 2010, the Company settled outstanding interest on convertible notes with Stahmer Trust in the amount of $28,425, as disclosed in Note 8, by issuing this promissory note.  This note bore interest at the rate of 10% per annum. The note matured and was paid on August 12, 2011.

(D)         During 2010, the Company settled outstanding interest on a convertible note with LaBahn in the amount of $12,822, as disclosed in Note 6, by issuing this promissory note.  This note bore interest at the rate of 10% per annum. The note matured and was paid on August 12, 2011.

(E)         On August 18, 2008, the Company entered into an agreement with Labadie and Martha Labadie (“Martha”), in which the Company received $150,000 for the purpose of constructing a 1,600 square foot shipping container home (“Harbinger House”) as a demonstration unit to be used for display at conventions.  Per the terms of the agreement, the Company had the option, if exercised by February 28, 2009, to repay the $150,000 of principal and 12.5% interest, or to sell the property to a third party and repay the $150,000 of principal and 30% of any net profits received from the sale.  If neither event occurred, the Company had the obligation to repay Martha $150,000 plus $25,000 to settle the note. The Company repaid the $150,000 plus $25,000 during 2010.

The Harbinger House was damaged during transport during 2008 and was written down to an impaired value of $35,000 as of December 31, 2009 and included as part of inventory.  The Harbinger House was scrapped in 2011, and therefore the book value has been written off as of December 31, 2010.

(F)         During March 2009, the Company received an advance from James Southard in the amount of $10,000. The note is non-interest bearing and is due on demand.

Interest expense for other short-term notes payable amounted to $2,340, $30,096, $2,520 and $1,971 for the years ended December 31, 2010 and 2009, and for the nine months ended September 30, 2011 and 2010, respectively.

Related Party Notes Payable	9 Months Ended
Sep. 30, 2011
Related Party Notes Payable [Abstract]
Related Party Notes Payable [Text Block]
10.	Related Party Notes Payable

	December 31, 2010	December 31, 2009	September 30, 2011
Promissory notes to SG Blocks Financial, LLC, with a total face amount of $86,260, at 5% - 10% per annum (A)	$-	$63,168	$-

Promissory notes to Gary Tave, with a total face amount of $73,326 (B)	-	21,056	-

Total related party notes payable	$-	$84,224	$-

(A)         During 2009, the Company entered into various promissory notes with SG Blocks Financial, LLC (“SG Financial”), and a stockholder of the Company totaling $126,260. SG Financial is a wholly owned limited liability company, whose only member is the same stockholder of the Company, who is a party to this agreement. The sole purpose of SG Financial is to enter into these notes with the Company. All of the notes were short term and bore interest at rates between 5% and 10%.  The notes were repaid in full during 2009 and 2010.

(B)         During 2009, the Company entered into various promissory notes with Gary Tave, a director of the Company totaling $73,326, with stated interest totaling $3,500.  All of the notes were short term. The proceeds from these notes were used for the sole purpose of purchasing materials. The notes provided for a security interest in a certain receivable of the Company.  The notes were repaid in full during 2010.

Interest expense for other related party notes payable amounted to $345, $10,682 and $345 for the years ended December 31, 2010 and 2009 and for the nine months ended September 30, 2010, respectively.

Income Taxes	9 Months Ended
Sep. 30, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
11.	Income Taxes

Prior to the merger on October 25, 2010, the Company’s results of operations were taxed as a limited liability company, whereby the Company elected to be taxed as a partnership and the income or loss was required to be reported by each respective member on their separate income tax returns. Therefore, no provision for income taxes has been provided in the accompanying consolidated financial statements for periods prior to October 25, 2010. As a result of the Acquisition, beginning on October 25, 2010, the Company’s results of operations are taxed as a C Corporation. The Company’s benefit for income taxes consists of the following for the year ended December 31, 2010:

Current:
Federal	$(126,649)
State	(32,391)
Total current provision	(159,040)
Deferred:
Federal	(34,529)
State	(8,831)
Total deferred	(43,360)

Total benefit for income taxes	(202,400)
Less: valuation reserve	202,400
Income Tax provision	$-

The change in tax status to a taxable entity resulted in a net deferred tax benefit of $0 being recognized and included in the tax benefit for the year ended December 31, 2010.  The tax benefit for the year ended December 31, 2010 also includes a tax benefit of $0 which was determined using an effective tax rate of 0.00% for the period from October 26, 2010 (the date on which the tax status changed to a C Corporation) to December 31, 2010.

A reconciliation of the federal statutory rate of 0% for 2010 to the effective rate for income from operations before income taxes is as follows:

Benefit for income taxes at federal statutory rate	34.06%
State income taxes, net of federal benefit	5.28
Effect of change in tax status to C corporation	(23.11)
Other	(0.01)
Less valuation allowance	(16.22)
Effective income tax rate	0.00%

The temporary differences between recognition of expenses on the financial statements and tax return relate primarily to differences in depreciation methods and change in allowance for doubtful accounts.

The tax effects of these temporary differences along with the net operating losses, net of an allowance for credits, have been recognized as deferred tax assets at December 31, 2010 as follows:

Net operating loss carryforward	$159,741
Bad debt reserve	11,141
Employee stock compensation	32,802
Depreciation	(1,284)
Less valuation reserve	(202,400)

Net deferred tax asset	$-

The Company establishes a valuation allowance if based on the weight of available evidence, it is more likely than not that some portion or all of the deferred assets will be realized. The valuation allowance increased $202,400 during 2010, offsetting the increase in the deferred tax asset attributable to the net operating loss and reserves .

As of December 31, 2010, the Company has a net operating loss carry forward of approximately $403,000 for Federal tax purposes.  The net operating loss expires through 2030.

The Company recognizes interest and penalties related to uncertain tax positions in general and administrative expenses. As of December 31, 2010, the Company has no unrecognized tax positions, including interest and penalties. The tax years 2007-2010 are still open to examination by the major tax jurisdictions in which the Company operates. The Company files returns in the United States Federal tax jurisdiction and various other state jurisdictions.

Construction Backlog (unaudited)	9 Months Ended
Sep. 30, 2011
Construction Backlog [Abstract]
Construction Backlog [Text Block]
12.	Construction Backlog (unaudited)

The following represents the backlog of signed engineering and project management contracts in existence at December 31, 2010 and 2009 and September 30, 2011:

	2009	2010	2011
Balance - January 1	$636,919	$459,201	$35,789
New contracts and change orders during the period	16,161	303,150	50,195
	653,080	762,351	85,984
Less: contract revenue earned during the period	(193,879)	(726,562)	(85,984)
	459,201	35,789	-
Contracts signed but not started	-	-	-
Balance - December 31 and September 30	$459,201	$35,789	$-

Subsequent to September 30, 2011, the Company has received additional customer contracts totaling approximately $1,500.

Stockholders' Equity	9 Months Ended
Sep. 30, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
13.	Stockholders’ Equity

Common stock - Effective October 25, 2010, in conjunction with the merger of SG Blocks, LLC and SG Blocks, Inc., the members of SG Blocks, LLC received the number of shares of common stock of the Company which was equal to their percentage ownership interest in the LLC.  The total shares issued were 966,000 shares.  The total amount of capital contributed to the LLC since its inception was $1,267,533 and was transferred to additional paid in capital of the Company.

Issuance of common stock – For the year ended December 31, 2010, the Company issued 65,048 shares of common stock for a total amount of $160,000. For the nine months ended September 30, 2011, the Company issued 240,000 shares of common stock for a total amount of $1,200,000.

Repurchase and retirement of common stock – During 2010, the Company repurchased and retired 17,749 shares of its common stock for a total amount of $50,000.

Private offering memorandum - In September 2010, the Company offered through a private offering memorandum (“PPM”) to sell up to 800,000 shares of its common stock at $5 per share.  As of December 31, 2010, the Company had sold 575,000 shares and raised $2,875,000 through this PPM.  The Company incurred $431,450 in closing costs from the PPM, and also issued warrants valued at $112,349 (See Note 14).

The Company as part of the PPM has share agreements which contain registration rights that have a cash penalty payable monthly to the shareholders equal to 1% of the proceeds of the offering based on certain criteria not being met as defined in the share agreements.  As required under ASC Subtopic 450-20 “Loss Contingencies”, the Company must accrue an estimated loss for a loss contingency if information available before the financial statements are issued indicates that it is both probable and reasonably estimated.  The Company does not consider this loss as being probable and does not consider it necessary to establish a reserve for an estimated loss accrual as of December 31, 2010 and September 30, 2011.

Warrants	9 Months Ended
Sep. 30, 2011
Warrants and Rights Note Disclosure [Abstract]
Warrants [Text Block]
14.	Warrants

In conjunction with the PPM in October 2010, the Company issued warrants to Ladenburg Thalmann & Co. Inc. (“Ladenburg”), the placement agent for the PPM.  The warrants entitle Ladenburg to purchase up to a total of 51,750 shares of common stock, $0.001 par value par value, for $5 per share.  The warrants expire October 28, 2015.  The warrants are exercisable, at the option of the holder, at any time prior to their expiration. The fair value of warrants issued to placement agents were calculated utilizing the probability weighted binomial method.  The warrants issued to the placement agent contain provisions that make them redeemable for cash by the holder of the warrant under certain circumstances that are not within the control of the Company.  Accordingly, the fair market value of the warrants as of the date of issuance has been classified as liabilities.  The value of the warrants at December 31, 2010 was approximately $112,349.

The significant assumptions which the Company used to measure the fair value of warrants at December 31, 2010 is as follows:

Stock price	$5.02
Term	4.82 Years
Volatility	50%
Risk-free interest rate	2.01%
Exercise prices	$5.00
Dividend yield	0.00%
Current equity value	$7,827,000
Return	2.01%
Delta	1/12
Up ratio	1.145
Down ratio	0.858
Up transition probability	0.5001

At September 30, 2011 the value of the warrants were adjusted to their fair value which was approximately $161,460. The difference in fair value of $49,111 is included in the accompanying statement of operations.

The significant assumptions which the Company used to measure the fair value of warrants at September 30, 2011 is as follows:

Stock price	$6.64
Term	4.08 Years
Volatility	50%
Risk-free interest rate	0.69%
Exercise prices	$5.00
Dividend yield	0.00%
Current equity value	$11,832,000
Return	0.69%
Delta	1/12
Up ratio	1.144
Down ratio	0.857
Up transition probability	0.5000

Stock Options and Grants	9 Months Ended
Sep. 30, 2011
Stock Options and Grants [Abstract]
Stock Options and Grants [Text Block]
15.	Stock Options and Grants

In April 2010, prior to the PPM, the Company established the SG Blocks 2010 Restricted Unit Plan (the “2010 Plan”).  Under the 2010 Plan, the Company awarded restricted stock grants to eligible employees as determined by the Board of Directors, and were subject to certain vesting and forfeiture requirements.  Per the 2010 Plan, the maximum restricted stock grants that could be granted were equal to a percentage interest in the Company of 3.52% of the total equity of the Company.  During April 2010, the Company granted the total maximum allowable percentage of restricted stock grants, which equaled 17,655 shares of common stock. These shares vest upon a one year service condition. Vesting is accelerated upon the following events: an event constituting change of control, an initial public offering of the Company’s securities, the death or disability of the participant, or termination without cause, as outlined in the underlying agreement.  For the year ended December 31, 2010, the Company recognized stock-based compensation expense of $83,508, which is included in payroll and related expenses on the accompanying statement of operations.

The summary of activity for the Company’s restricted stock grants is presented as follows:

	Shares	Weighted Average Fair Value Per Share
Balance - January 1, 2010	-	$-
Granted	17,655	4.73
Vested	-	-
Forfeited/Cancelled	-	-
Balance - December 31, 2010	17,655	$4.73
Granted	-	-
Vested	-	-
Forfeited/Cancelled	-	-
Balance – September 30, 2011	17,655	$4.73

Related Party Transactions	9 Months Ended
Sep. 30, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
16.	Related Party Transactions

ConGlobal Industries, Inc. is a minority stockholder of the Company and provides containers and labor on domestic projects.  The Company recognized Cost of Goods Sold of $845,692, $254,251 and $2,164,719, for services ConGlobal Industries, Inc. rendered during the years ended December 31, 2010 and 2009 and for the nine months ended September 30, 2011, respectively. For the year ended December 31, 2010 and for the nine months ended September 30, 2011, $36,622 and $1,750, respectively, of such expenses are included in accounts payable and accrued expenses in the accompanying balance sheets.

The Lawrence Group is a minority stockholder of the Company and is a building design, development and project delivery firm. The Company recognized Pre-project Expenses of $5,483 and $7,527 for consulting services The Lawrence Group rendered during the years ended December 31, 2010 and 2009, respectively. For the years ended December 31, 2010 and 2009 and for the nine months ended September 30, 2011, $103,782, $98,300, and $103,782, respectively, of such expenses are included in accounts payable and accrued expenses in the accompanying balance sheets.

The Company has accrued certain reimbursable expenses of owners of the Company. Such expenses amounted to $47,363, $35,226 and $0, for the years ended December 31, 2010 and 2009 and for the nine months ended September 30, 2011, respectively.

Cancellation of Trade Liabilities and Unpaid Interest	9 Months Ended
Sep. 30, 2011
Cancellation Of Trade Liabilities and Unpaid Interest [Abstract]
Cancellation Of Trade Liabilities and Unpaid Interest [Text Block]
17.	Cancellation of Trade Liabilities and Unpaid Interest

During 2010, the Company recognized debt forgiveness income of $73,057 as shown on the accompanying statements of operations.  Of that amount, $25,075 represents forgiveness of interest on notes payable and $47,982 represents forgiveness of trade accounts payable resulting from settlement agreements with vendors. For the nine months ended September 30, 2011, the Company recognized debt forgiveness income of $61,733 which represents forgiveness of trade accounts payable resulting from settlement agreements with vendors.

Subsequent Events	9 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
18.	Subsequent Events

Management has evaluated events and transactions occurring after the date of the balance sheet and through the date of the independent registered public accounting firm report to determine whether any of these events or transactions were required to be recognized or disclosed in the financial statements.  The date of the independent auditors’ report is the date that the financial statements were available to be issued.

On July 27, 2011, CDSI Holdings Inc. (“CDSI”) entered into a Merger Agreement and Plan of Reorganization, as amended by and among CDSI, CDSI Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of CDSI (“Merger Sub”), the Company, and certain stockholders of the Company. On November 4, 2011, Merger Sub merged with and into the Company, with the Company surviving the Merger and becoming a wholly-owned subsidiary and principal operating business of CDSI (the “Merger”).

On November 7, 2011, the Company entered into separate employment and indemnification agreements with the Company’s executive officers and directors and a separate consulting and indemnification agreement with the Company’s Chief Financial Officer.  In conjunction with these agreements, the Stock Option Committee of the Company’s Board granted an aggregate 4,044,000 options to purchase Common Stock to Named Executive Officers and other employees and directors of the Company and approved the granting of 2,000,000 more options to the Company’s Chief Executive Officer on January 2, 2012, which are all subject to a three year vesting schedule.  Additionally on November 7, 2011, the Company’s Stock Option Committee established per-meeting director’s fees that provide for each director on the Audit Committee to receive options to purchase $12,500 worth of Company Common Stock for each Board or committee meeting attended by such director, and for each other director to receive options to purchase $10,000 worth of Company Common Stock for each Board or committee meeting attended by such director.